Risk Management_Credit quality of financial assets items (Details) $ in Thousands		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	₩ 282,457,578,000,000	$ 253,803,197	₩ 0
Securities at amortized cost	[1]	22,932,559,000,000	$ 20,606,127	0
Financial assets at FVTOCI	[2]	17,112,249,000,000
Total		322,502,386,000,000
Total
Disclosure of credit risk exposure [Line Items]
Total		324,360,715,000,000
Collateral value		172,864,138,000,000
Loss allowance
Disclosure of credit risk exposure [Line Items]
Total		(1,864,506,000,000)
Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		163,329,105,000,000
Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	292,800,879,000,000
Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[4]	17,770,858,000,000
Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		8,836,440,000,000
Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[5]	6,355,730,000,000
Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[4]	5,739,850,000,000
Stage 3
Disclosure of credit risk exposure [Line Items]
Total		1,693,398,000,000
Collateral value		698,593,000,000
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		284,308,982,000,000
Collateral value		172,864,138,000,000
Loans and other financial assets at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,851,404,000,000)
Loans and other financial assets at amortized cost | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		163,329,105,000,000
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	252,921,186,000,000
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	17,624,416,000,000
Loans and other financial assets at amortized cost | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		8,836,440,000,000
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	6,330,382,000,000
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	5,739,850,000,000
Loans and other financial assets at amortized cost | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,693,148,000,000
Collateral value		698,593,000,000
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		13,547,154,000,000		0
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		13,550,315,000,000
Collateral value		11,600,000,000
Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(3,161,000,000)
Korean treasury and government agencies | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		11,600,000,000
Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	13,549,305,000,000
Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,009,000,000
Korean treasury and government agencies | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		0
Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	1,000,000
Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	0
Korean treasury and government agencies | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Collateral value		0
Banks
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		22,283,842,000,000		0
Banks | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		22,311,618,000,000
Collateral value		364,358,000,000
Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(27,776,000,000)
Banks | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		361,024,000,000
Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	22,163,951,000,000
Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	105,583,000,000
Banks | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		3,334,000,000
Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	27,777,000,000
Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	0
Banks | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		14,307,000,000
Collateral value		0
Corporates
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		96,627,671,000,000		0
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		97,824,955,000,000
Collateral value		54,531,894,000,000
Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,197,284,000,000)
Corporates | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		51,595,949,000,000
Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	77,160,502,000,000
Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	15,550,301,000,000
Corporates | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		2,509,620,000,000
Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	655,907,000,000
Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	3,424,215,000,000
Corporates | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,034,030,000,000
Collateral value		426,325,000,000
General business
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		51,797,736,000,000
General business | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		52,614,738,000,000
Collateral value		21,317,592,000,000
General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(817,002,000,000)
General business | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		19,907,948,000,000
General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	43,173,952,000,000
General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	6,474,057,000,000
General business | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		1,167,993,000,000
General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	526,303,000,000
General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,723,704,000,000
General business | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		716,722,000,000
Collateral value		241,651,000,000
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		39,636,574,000,000
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		39,972,043,000,000
Collateral value		31,256,612,000,000
Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(335,469,000,000)
Small and medium sized enterprise | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		29,780,716,000,000
Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	29,510,917,000,000
Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	8,527,542,000,000
Small and medium sized enterprise | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		1,291,222,000,000
Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	107,998,000,000
Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,547,761,000,000
Small and medium sized enterprise | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		277,825,000,000
Collateral value		184,674,000,000
Project financing and others
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		5,193,361,000,000
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		5,238,174,000,000
Collateral value		1,957,690,000,000
Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(44,813,000,000)
Project financing and others | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		1,907,285,000,000
Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	4,475,633,000,000
Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	548,702,000,000
Project financing and others | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		50,405,000,000
Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	21,606,000,000
Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	152,750,000,000
Project financing and others | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		39,483,000,000
Collateral value		0
Consumers
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		149,998,911,000,000		0
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		150,622,094,000,000
Collateral value		117,956,286,000,000
Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(623,183,000,000)
Consumers | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		111,360,532,000,000
Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	140,047,428,000,000
Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,967,523,000,000
Consumers | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		6,323,486,000,000
Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[5]	5,646,697,000,000
Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	2,315,635,000,000
Consumers | Stage 3
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		644,811,000,000
Collateral value		272,268,000,000
Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost				₩ 0
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		22,939,484,000,000
Collateral value		0
Securities at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		(6,925,000,000)
Securities at amortized cost | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		0
Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	22,939,039,000,000
Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[4]	0
Securities at amortized cost | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		0
Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[5]	195,000,000
Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[4]	0
Securities at amortized cost | Stage 3
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		250,000,000
Collateral value		0
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	17,112,249,000,000
Collateral value		0
Financial assets at FVTOCI | Loss allowance
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	(6,177,000,000)
Financial assets at FVTOCI | Stage 1
Disclosure of credit risk exposure [Line Items]
Collateral value		0
Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[3]	16,940,654,000,000
Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[4]	146,442,000,000
Financial assets at FVTOCI | Stage 2
Disclosure of credit risk exposure [Line Items]
Collateral value		0
Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[5]	25,153,000,000
Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[4]	0
Financial assets at FVTOCI | Stage 3
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	0
Collateral value		₩ 0

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
[3]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[4]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[5]	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.